Intangible assets - Changes in DAC and other intangibles (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Movements in deferred acquisition costs and intangible assets
At beginning of period	$ 6,858
At end of period	7,155	$ 6,858
Software
Movements in deferred acquisition costs and intangible assets
Additions	58
Amortisation charge	(24)
Disposals	(3)
Foreign exchange losses	(7)
Acquired in-force (PVIF) and other intangibles	138	114
Shareholder-backed
Movements in deferred acquisition costs and intangible assets
At beginning of period	6,809
Removal of discontinued US operations		(13,881)
Additions	1,284	1,185
Amortisation to the income statement	(826)	(651)
Disposals and transfers	(5)	(7)
Exchange differences and other movements	(152)	(112)
At end of period	7,110	6,809
Additions	282	337
Amortisation charge	(351)	(308)
Acquired in-force (PVIF) and other intangibles	3,856	3,994
Shareholder-backed | Deferred acquisition costs
Movements in deferred acquisition costs and intangible assets
At beginning of period	2,815
Additions	1,002
Amortisation to the income statement	(475)
Exchange differences and other movements	(88)
At end of period	3,254	2,815
Shareholder-backed | Distribution rights
Movements in deferred acquisition costs and intangible assets
At beginning of period	3,782
Additions	206
Amortisation to the income statement	(301)
Exchange differences and other movements	(57)
At end of period	3,630	3,782
Shareholder-backed | Other intangibles
Movements in deferred acquisition costs and intangible assets
At beginning of period	212
Additions	76
Amortisation to the income statement	(50)
Disposals and transfers	(5)
Exchange differences and other movements	(7)
At end of period	$ 226	212
Continuing and discontinued operations | Shareholder-backed
Movements in deferred acquisition costs and intangible assets
At beginning of period		$ 20,275
Acquired in-force (PVIF) and other intangibles			$ 4,059